Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 6 – Convertible Notes Payable

Convertible notes payable as of March 31, 2026 and December 31, 2025 is as follows:

	Outstanding Principal as of March 31, 2026	Outstanding Principal as of December 31, 2025	Interest Rate	Conversion Price		Maturity Date
The First Tranche of Uplist Financing	$1,580,556	$1,580,556	—%	10	*	January 2027
The Second Tranche of Uplist Financing	1,185,417	1,185,417	—%	10	*	January 2027
The Third Tranche of Uplist Financing	375,000		—%	10	*	January 2027
	3,140,973	2,765,973
Less: Debt Discount	(1,570,996)	(2,382,599)
Total	$1,569,977	$383,374

*	Variable conversion price, as further described below

The March 13 Loan Agreement

On March 13, 2024, the Company entered into a restructuring agreement with two of the remaining holders of the May 2022 Convertible Notes (the “First March 13 Loan Agreement”). As part of the agreement, the principal balance of the notes, each $495,000, was combined into a single note and increased to $1,100,000 and the conversion price was reduced to $170 per share. The notes accrue interest at a rate of 10% per annum for the first 12 months following closing and 15% thereafter, with interest payable monthly in cash beginning April 15, 2024. The maturity date was extended to 18 months from the date of closing, to September 13, 2025.

As additional consideration for the exchange, the Company cancelled all Series C and Series D Warrants held by the note holders and issued preferred shares convertible into 1,500 shares of the Company’s common stock. The Company also granted the note holders a first-priority security interest in all of its assets and those of its subsidiaries.

Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting under ASC 470-50. As part of the agreement, the Company recognized a $110,000 loss on extinguishment of debt due to the additional principal and a $148,907 gain on extinguishment of debt due to the forgiveness of accrued interest.

On September 13, 2025, the Note went into default incurring 18% interest rate. On November 4, the Lender and the Company reached a settlement agreement. The Lender agreed to a $350,000 cash payment against the balance, and to convert the remainder of the balance to 1,249 shares of Series G preferred stock, for a consideration value of $936,750. As additional consideration, the Company issued 134 shares of Series G Preferred stock, for a consideration of $100,500. As a result of the settlement, the Company recorded $81,354 in gain in settlement of liabilities.

During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $26,822 in interest expense, respectively. As of March 31, 2026 and December 31, 2025, this note was no longer outstanding.

The First April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “First April 2 Loan Agreement”) with a lender (the “First April 2 Lender”), whereby the First April 2 Lender issued the Company a promissory note of $55,556 (the “First April 2 Note”). The maturity date of the First April 2 Note was October 2, 2024 (the “Maturity Date”). The First April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $50.00. As additional consideration for entering in the First April 2 Loan Agreement, the Company issued 556 warrants of the Company’s common stock. The Company recorded a $5,556 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $31,210 to the debt instrument (56%) and $24,346 to the warrants (44%). The Company recorded $14,951 of debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of March 31, 2026 and December 31, 2025.

On October 15, 2024 the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to April 2, 2025. As consideration for the exchange, the Company agreed to increase the principal to $108,970, which was inclusive of all penalty principal additions and original issue discounts. The amendment was accounted for as a debt modification in accordance with ASC 470-50. As part of the agreement, the Company is required to make monthly payments of $1,800 towards the balance of the note per month.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to June 30, 2025. As consideration for the extension, the Company agreed to pay a one-time payment of $7,500 against the note, reinstate an 18% annualized interest rate, and continue $1,800 monthly payments. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 8, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to September 30, 2025.

On September 4, 2025, the Lender agreed to extend the Maturity Date of the Note to April 2, 2026.

On November 5, 2025, the Company entered a settlement agreement with the April 2 Lender. The Lender agreed to a $26,157 cash payment against the balance, and to convert the remainder of the balance to 93 shares of Series G Preferred stock, for a consideration value of $69,127. As additional consideration, the Company issued 162 shares of Series G Preferred stock, for a consideration of $121,389. As part of the settlement agreement, the Company allocated the Preferred G stock issuance of $69,127 in value as $68,515 towards principal and $612 towards interest, satisfying the remainder owed on the note During the three months ended March 31, 2026 and 2025, the Company recorded no interest expense. As of March 31, 2026 and December 31, 2025 there was $0 in accrued interest. As of March 31, 2026 and December 31, 2025, this note was no longer outstanding.

The November 22nd Loan Agreement

On November 22, 2024, the Company entered into a promissory note agreement (the “November 22 Loan Agreement”) with a lender (“November 22 lender”), whereby the November 22 lender issued the Company a convertible promissory note of $30,000 (the “November 22 Note”) with an original issuance discount of $5,000. The November 22 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $20, or the lesser of and the lowest per-share amount of any financing consummated after the date of the Agreement. As additional consideration for entering in the November 22 Loan Agreement, the Company issued 120,000 warrants of the Company’s common stock. The original maturity date of the November 22 Note was March 22, 2025.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,537 to the debt instrument (22%) and $24,463 to the warrants (78%).

During the year ended December 31, 2024, the Company recorded a $29,463 debt discount relating to an original issue discount and the issuance of warrants, which is being amortized over the life of the note to accretion of debt discount and issuance cost. During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $19,213, respectively, in accretion of debt discount. As of March 31, 2026, the debt discount had been fully amortized.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to July 1, 2025. As consideration for the extension, the Company agreed to reinstate an 18% annualized interest rate. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 7, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to September 30, 2025.

On September 4, 2025, the Lender agreed to extend the Maturity Date of the Note to April 2, 2026.

On November 5, 2025, the Company settled the note with the Lender. The Lender agreed to a $8,843 cash payment against the balance, and to convert the remainder of the balance to 32 shares of Series G Preferred stock, for a consideration value of $23,386. As additional consideration, the Company issued 55 shares of Series G Preferred stock, for a consideration of $41,123. As part of the settlement agreement, the Company allocated the Preferred G stock issuance of $23,386 in value as $21,157 towards principal and $2,229 towards interest, satisfying the remainder owed on the note.

During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $1,317 in interest expense, respectively. As of March 31, 2026 and December 31, 2025, this note is was no longer outstanding

Uplist Financing

On November 9, 2025, the Company entered into a financing arrangement (the “Uplisting Financing”) with a group of nine accredited investors (the “nine Accredited Investors”). The financing provides for the issuance of senior convertible promissory notes (the “Notes”) and accompanying warrants (the “Warrants”) in an aggregate principal amount of up to $7,777,778, to be funded in four tranches. This includes a 20% original issue discount, yielding net cash proceeds to the Company of $6,222,222.

On November 9, 2025, the first tranche (the “First Tranche of Uplist Financing”) of $1,244,445 was funded at closing, whereby the nine Accredited Investors issued the Company a convertible promissory note of $1,555,556 with an original issuance discount of $311,111. The Company received net cash proceeds after the original issue discount. In addition, the Company recorded an additional $777,817 debt discount relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the note. On December 9, 2025, an additional accredited investor (the “Tenth Accredited Investor”) subscribed to the Uplisting Financing on substantially the same terms as the nine Accredited Investors. On such date, the Tenth Accredited Investor funded the first and second tranches of its investment. The first tranche of $20,000 was funded at closing, whereby the Tenth Accredited Investor issued the Company a convertible promissory note of $25,000 with an original issue discount of $5,000. The Company recorded an additional debt discount of $16,489 from the first tranche relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the notes. During the three months ended March 31, 2026 and 2025, the Company recorded $310,127 and $0, in amortization expense of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the balance of debt discount is $642,094 and $952,221, respectively.

On December 5, 2025, the second tranche (the “Second Tranche of Uplist Financing”) of $933,333 was funded upon the submission of the Company’s Registration Statement to the Securities and Exchange Commission, whereby the nine Accredited Investors issued the Company a convertible promissory note of $1,166,667 with an original issuance discount of $233,334. The Company received net cash proceeds after the original issue discount. In addition, the Company recorded an additional $722,222 debt discount relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the note. On December 9, 2025, the Tenth Accredited Investor subscribed to the Uplisting Financing on substantially the same terms as the nine Accredited Investors. On such date, the Tenth Accredited Investor funded the first and second tranches of its investment. The second tranche of $15,000 was funded at closing, whereby the Tenth Accredited Investor issued the Company a convertible promissory note of $18,750 with an original issue discount of $3,750. The Company received aggregate net cash proceeds of $35,000 from the Tenth Accredited Investor on December 9, 2025. The Company recorded an additional debt discount of $10,568 from the second tranche, relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the notes. During the three months ended March 31, 2026 and 2025, the Company recorded $254,250 and $0, in amortization expense of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the balance of debt discount is $644,391 and $898,641, respectively.

On January 16, 2026, the third tranche (the “Third Tranche of Uplist Financing”) of $300,000 was funded at closing, whereby one of the 10 Accredited Investors issued the Company an additional convertible promissory note of $375,000 with an original issuance discount of $75,000 and with common stock warrants, initially exercisable for an aggregate of 58,594 shares, with a term of five years from the date of issuance. The note had a 20% original issue discount, yielding net cash proceeds to the Company of $300,000. In addition, the Company recorded an additional $238,170 debt discount relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the note. During the three months ended March 31, 2026, the Company recorded $62,974 in amortization expense of debt discount. As of March 31, 2026, the balance of debt discount was $250,196.

The Notes carry no stated interest unless in default, mature twelve months from the initial closing, and are convertible at the holder’s option at $10.00 per share, or mandatorily upon an approved national-exchange uplisting at the lower of (i) $10.00 per share, (ii) the uplist offering price, or (iii) a twenty percent (20%) discount to the lowest daily VWAP during the ten trading days prior to uplist. Each Note holder received Warrant coverage equal to one hundred percent (100%) of the Note face value, exercisable at $10.00 per share for a five-year term, with customary cashless-exercise provisions and full ratchet anti-dilution protection, as well as a 9.99% beneficial ownership limitation which can be adjusted on 61 days’ notice. The warrants are automatically cashlessly exercised upon formal approval of the Company’s uplisting to a national securities exchange.

On March 5, 2026, the Company entered into an Omnibus Waiver and Amendment Agreement (the “March 5, 2026 Amendment”) with Catheter Precision, Inc. and certain investors holding the Company’s Notes. The Amendment extended the maturity date of the funded Notes to January 19, 2027, and revised the trigger for the alternative conversion price such that the alternative price applies if the Uplist Application Date has not occurred on or after November 10, 2026. The Amendment also reduced the Company’s share reservation obligation on a pro rata basis to reflect the portion of the financing actually funded.

The Company evaluated the Amendment under ASC 470-50 and concluded that the changes to the host debt did not constitute a substantial modification. Accordingly, the March 5, 2026 Amendment was accounted for as a debt modification, and no gain or loss was recognized. The Company continues to amortize the remaining debt discount over the revised term to maturity. The net carrying amount of the funded Notes was approximately $1,604,292 as of March 5, 2026. The conversion feature embedded in the Notes is bifurcated and accounted for as a derivative liability measured at fair value, with changes in fair value recognized in earnings at each reporting period.

All tranches are held in third-party escrow until each respective milestone is achieved. The full subscription amount was divided among all investors, and the Company issued individual Notes to each of those investors.

As part of the sale of Fly Flyte, Inc., Note 10 – Acquisitions, Investments and Disposals, the investors were released from the obligation to fund the remaining third and fourth tranches.

The Company entered into customary registration rights requiring it to file and maintain a resale Registration Statement for the shares underlying the Notes and Warrants. The agreement sets specific deadlines for filing and effectiveness and provides investors with protections and remedies if the Company fails to meet these requirements.

The Purchasers who invested at least $1,000,000 were also granted participation rights allowing them to purchase their pro rata portion of up to 50% of any future financing the Company conducts for a period of twelve months following the uplist, on the same terms and conditions as the new offering.

As part of the Uplisting Financing, holders representing approximately 90.38% of the Company’s outstanding preferred stock have agreed to convert their preferred shares into common stock upon uplist approval. The Company is continuing to obtain agreements from the remaining preferred stockholders representing approximately 9.62% of the outstanding preferred shares. Following the uplist, the Company expects to have almost all common stock outstanding and very few to no outstanding convertible debt or preferred securities.

In connection with this note, the Company recognized a derivative liability of $648,464 for tranche 1, and $680,609 for tranche 2 during 2025. During 2026, and in connection with tranche 3, the Company recognized a derivative liability of $243,195. These derivatives are remeasured at fair value at each reporting period and a gain or loss on derivative is recorded on the condensed consolidated statements of operations and comprehensive loss as of the balance sheet date. These liabilities were recorded as additional debt discounts and amortized over the life of the note. However, because the liabilities, when added to the pre-existing debt discounts, exceeded the fair value of the notes, an immediate loss on derivative of $652,766 was recorded during the year ended December 31, 2025 for tranche 1 and tranche 2. For tranche 3, the Company recorded an immediate loss on derivative of $181,365. During the three months ended March 31, 2026 and 2025, the Company recorded $559,252 and $0, respectively, in accretion of debt discount.

The entire balance of $1,569,977 in convertible notes payable matures on January 19, 2027.

Note 7 – Convertible Notes Payable

Convertible notes payable as of December 31, 2025 and 2024 is as follows:

	Outstanding Principal as of	Outstanding Principal as of					Warrants Granted
	December 31, 2025	December 31, 2024	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The March 13, 2024 Loan Agreement	$–	$1,100,000	18%	170		Sep 2025	–	–
The First April 2nd Loan	–	105,370	18	50		Apr 2026	11,112	$5
Agreement
The November 22, 2024 Loan Agreement	–	30,000	18	20		Apr 2026	120,000	$0.87
The First Tranche of Uplist Financing	1,580,556	–	–	10	*	Nov 2026	–	–
The Second Tranche of Uplist Financing	1,185,417	–	–	10	*	Dec 2026	–	–
	2,765,973	1,235,370
Less: Debt Discount	(2,382,599)	(19,212)
Total	$383,374	$1,216,158

*	Variable conversion price, as further described below

The March 13 Loan Agreement

On March 13, 2024, the Company entered into a restructuring agreement with two of the remaining holders of the May 2022 Convertible Notes (the “First March 13 Loan Agreement”). As part of the agreement, the principal balance of the notes, each $495,000, was combined into a single note and increased to $1,100,000 and the conversion price was reduced to $170 per share. The notes accrue interest at a rate of 10% per annum for the first 12 months following closing and 15% thereafter, with interest payable monthly in cash beginning April 15, 2024. The maturity date was extended to 18 months from the date of closing, to September 13, 2025.

As additional consideration for the exchange, the Company cancelled all Series C and Series D Warrants held by the noteholders and issued preferred shares convertible into 1,500 shares of the Company’s common stock. The Company also granted the noteholders a first-priority security interest in all of its assets and those of its subsidiaries.

Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting under ASC 470-50. As part of the agreement, the Company recognized a $110,000 loss on extinguishment of debt due to the additional principal and a $148,907 gain on extinguishment of debt due to the forgiveness of accrued interest.

On September 13, 2025, the Note went into default incurring 18% interest rate. On November 4, 2025, the Lender and the Company reached a settlement agreement. The Lender agreed to a $350,000 cash payment against the balance, and to convert the remainder of the balance to 1,249 shares of Series G preferred stock, for a consideration value of $936,750. As additional consideration, the Company issued 134 shares of Series G Preferred stock, for a consideration of $100,500. As a result of the settlement, the Company recorded $81,354 in gain on settlement.

During the years ended December 31, 2025 and 2024, the note accrued $179,661 and $88,301 in interest, respectively.

During the year ended December 31, 2025, the Company paid $186,608 towards interest of this note.

As of December 31, 2025, this note is no longer outstanding.

The First April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “First April 2 Loan Agreement”) with a lender (the “First April 2 Lender”), whereby the First April 2 Lender issued the Company a promissory note of $55,556 (the “First April 2 Note”). The maturity date of the First April 2 Note was October 2, 2024 (the “Maturity Date”). The First April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $50.00. As additional consideration for entering in the First April 2 Loan Agreement, the Company issued 556 warrants of the Company’s common stock. The Company recorded a $5,556 debt discount relating to an original issue discount, and a $24,346 debt discount relating to the issuance of warrants with the debt. The debt discount and issuance costs had been fully amortized in 2024.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $31,210 to the debt instrument (56%) and $24,346 to the warrants (44%). The Company recorded $5,556 of debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

On October 15, 2024 the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to April 2, 2025. As consideration for the exchange, the Company agreed to increase the principal to $108,970, which was inclusive of all penalty principal additions and original issue discounts. The amendment was accounted for as a debt modification in accordance with ASC 470-50. As part of the agreement, the Company is required to make monthly payments of $1,800 towards the balance of the note per month.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to June 30, 2025. As consideration for the extension, the Company agreed to pay a one-time payment of $7,500 against the note, reinstate an 18% annualized interest rate, and continue $1,800 monthly payments. The amendment was evaluated in accordance with ASC 470-50, and as the change in the present value of the cash flows was less than 10%, the amendment was accounted for as a debt modification.

On July 8, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to September 30, 2025.

On September 4, 2025, the Lender agreed to extend the Maturity Date of the Note to April 2, 2026.

On November 5, 2025, the Company entered a settlement agreement with the April 2 Lender. The Lender agreed to a $26,157 cash payment against the balance, and to convert the remainder of the balance to 93 shares of Series G Preferred stock, for a consideration value of $69,127. As additional consideration, the Company issued 162 shares of Series G Preferred stock, for a consideration of $121,389.

During the year ended December 31, 2025, the note accrued $9,813 in interest.

During the years ended December 31, 2025 and 2024, the Company paid $36,856 and $3,600 in cash, respectively, towards principal of this note. During the year ended December 31, 2025, the Company paid $9,202 in cash towards the interest of this note. As part of the settlement agreement, the Company allocated the Preferred G stock issuance of $69,127 in value as $68,515 towards principal and $612 towards interest, satisfying the remainder owed on the note As of December 31, 2025, this note is no longer outstanding.

The November 22nd Loan Agreement

On November 22, 2024, the Company entered into a promissory note agreement (the “November 22 Loan Agreement”) with a lender (“November 22 lender”), whereby the November 22 lender issued the Company a convertible promissory note of $30,000 (the “November 22 Note”) with an original issuance discount of $5,000. The November 22 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $20.00, or the lesser of and the lowest per-share amount of any financing consummated after the date of the Agreement. As additional consideration for entering in the November 22 Loan Agreement, the Company issued 120,000 warrants of the Company’s common stock. The original maturity date of the November 22 Note was March 22, 2025.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,537 to the debt instrument (22%) and $24,463 to the warrants (78%).

During the year ended December 31, 2024, the Company recorded a $28,463 debt discount relating to an original issue discount and the issuance of warrants, which is being amortized over the life of the note to accretion of debt discount and issuance cost. During the years ended December 31, 2025 and 2024, the Company recorded $19,213 and $9,250, respectively, in amortization of debt discount expense. As of December 31, 2025, the debt discount had been fully amortized.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to July 1, 2025. As consideration for the extension, the Company agreed to reinstate an 18% annualized interest rate. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 7, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to September 30, 2025.

On September 4, 2025, the Lender agreed to extend the Maturity Date of the Note to April 2, 2026.

On November 5, 2025, the Company settled the note with the Lender. The Lender agreed to a $8,843 cash payment against the balance, and to convert the remainder of the balance to 32 shares of Series G Preferred stock, for a consideration value of $23,386. As additional consideration, the Company issued 55 shares of Series G Preferred stock, for a consideration of $41,123.

During the years ended December 31, 2025 and 2024, the note accrued $6,282 and $577 in interest, respectively.

During the year ended December 31, 2025, the Company paid, in cash, $8,843 towards principal and $2,000 towards interest of this note. As part of the settlement agreement, the Company allocated the Preferred G stock issuance of $23,386 in value as $21,157 towards principal and $2,229 towards interest, satisfying the remainder owed on the note. As of December 31, 2025, this note is no longer outstanding.

Uplist Financing

On November 9, 2025, the Company entered into a financing arrangement (the “Uplisting Financing”) with a group of nine accredited investors (the “nine Accredited Investors”). The financing provides for the issuance of senior convertible promissory notes (the “Notes”) and accompanying warrants (the “Warrants”) in an aggregate principal amount of up to $7,777,778, to be funded in four tranches. This includes a 20% original issue discount, yielding net cash proceeds to the Company of $6,222,222.

On November 9, 2025, the first tranche (the “First Tranche of Uplist Financing”) of $1,244,445 was funded at closing, whereby the nine Accredited Investors issued the Company a convertible promissory note of $1,555,556 with an original issuance discount of $311,111. The Company received net cash proceeds after the original issue discount. In addition, the Company recorded an additional $777,817 debt discount relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the note. Between November 9, 2025 to December 31, 2025, the Company recorded $155,135 in amortization of debt discount expense. As of December 31, 2025, the balance of debt discount is $933,793.

On December 5, 2025, the second tranche (the “Second Tranche of Uplist Financing”) of $933,333 was funded upon the submission of the Company’s Registration Statement to the Securities and Exchange Commission, whereby the nine Accredited Investors issued the Company a convertible promissory note of $1,166,667 with an original issuance discount of $233,334. The Company received net cash proceeds after the original issue discount. In addition, the Company recorded an additional $722,222 debt discount relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the note. Between December 5, 2025 to December 31, 2025, the Company recorded $70,182 in amortization of debt discount expense. As of December 31, 2025, the balance of debt discount is $885,374.

On December 9, 2025, an additional accredited investor (the “Tenth Accredited Investor”) subscribed to the Uplisting Financing on substantially the same terms as the nine Accredited Investors. On such date, the Tenth Accredited Investor funded the first and second tranches of its investment. The first tranche of $20,000 was funded at closing, whereby the Tenth Accredited Investor issued the Company a convertible promissory note of $25,000 with an original issue discount of $5,000. The second tranche of $15,000 was also funded at closing, whereby the Tenth Accredited Investor issued the Company a convertible promissory note of $18,750 with an original issue discount of $3,750. The Company received aggregate net cash proceeds of $35,000 from the Tenth Accredited Investor on December 9, 2025. In addition, the Company recorded an additional debt discount of $16,489 from the first tranche and $10,568 from the second tranche, relating to the issuance of warrants as part of the financing arrangement, which is being amortized over the life of the notes. Between December 5, 2025 to December 31, 2025, the Company recorded $4,513 in amortization of debt discount expense. As of December 31, 2025, the balance of debt discount is $31,294.

All tranches are held in third-party escrow until each respective milestone is achieved. The full subscription amount was divided among all investors, and the Company issued individual Notes to each of those investors.

Subsequent to December 31, 2025, one investor funded $375,000 towards the full third tranche of $933,333. Refer to Note 16 - Subsequent Events for more information.

The fourth tranche of $3,173,611 is to be funded upon formal approval of the Company’s uplisting to a national securities exchange.

Subsequent to December 31, 2025, the investors were released from the obligation to fund the remaining third and fourth tranches as part of the sale of Fly Flyte, Inc. Refer to Note 16 - Subsequent Events for more information.

The Notes carry no stated interest unless in default, mature twelve months from the initial closing, and are convertible at the holder’s option at $10.00 per share, or mandatorily upon an approved national-exchange uplisting at the lower of (i) $10.00 per share, (ii) the uplist offering price, or (iii) a twenty percent (20%) discount to the lowest daily VWAP during the ten trading days prior to uplist. Each Note holder received Warrant coverage equal to one hundred percent (100%) of the Note face value, exercisable at $10.00 per share for a five-year term, with customary cashless-exercise provisions and full ratchet anti-dilution protection, as well as a 9.99% beneficial ownership limitation which can be adjusted on 61 days’ notice. The warrants are automatically cashlessly exercised upon formal approval of the Company’s uplisting to a national securities exchange.

The Company entered into customary registration rights requiring it to file and maintain a resale Registration Statement for the shares underlying the Notes and Warrants. The agreement sets specific deadlines for filing and effectiveness and provides investors with protections and remedies if the Company fails to meet these requirements.

The Purchasers who invested at least $1,000,000 were also granted participation rights allowing them to purchase their pro rata portion of up to 50% of any future financing the Company conducts for a period of twelve months following the uplist, on the same terms and conditions as the new offering.

As part of the Uplisting Financing, holders representing approximately 90.38% of the Company’s outstanding preferred stock have agreed to convert their preferred shares into common stock upon uplist approval. The Company is continuing to obtain agreements from the remaining preferred stockholders representing approximately 9.62% of the outstanding preferred shares. Following the uplist, the Company expects to have almost entirely common stock outstanding and very few to no outstanding convertible debt or preferred securities.

In connection with this note, the Company recognized a derivative liability of $648,464 for tranche 1 and $680,609 for tranche 2. These derivatives are remeasured at fair value at each reporting period and a gain or loss on derivative recorded on the statement of operations as of the balance sheet date. These liabilities were recorded as additional debt discounts and amortized over the life of the note. However, because the liabilities, when added to the pre-existing debt discounts, exceeded the fair value of the notes, an immediate loss on derivative of $652,766 was recorded.